Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 7,017,639			₩ 8,679,698
Borrowings	7,316,298	$ 284,000,000	$ 519,598,989	7,298,867
Other financial liabilities	263,169			150,079
Cash and cash equivalents	2,634,624			2,305,894	₩ 2,703,422	₩ 1,928,182
Trade and other receivables	6,095,042			7,004,725
Other financial assets	1,747,187			1,690,046
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,634,624			2,305,894
Trade and other receivables	4,976,423			5,748,459
Other financial assets	671,068			441,804
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	809,919			632,324
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	127,929			20,096
Other financial assets	7,684			58,576
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	2,682			38
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	7,017,639			8,679,698
Borrowings	7,316,298			7,298,867
Other financial liabilities	132,558			129,945
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,118,619			1,256,266
Other financial assets	₩ 258,516			₩ 557,342